Acquisitions (Tables)	12 Months Ended
Jun. 30, 2023
Grand Doctor Medical Co., Ltd
Business Acquisition [Line Items]
Summary of allocation of purchase price to the major classes of assets and liabilities acquired

The table below presented the allocation of purchase price to the major classes of assets and liabilities acquired as of January 27, 2022:

	Amount Allocated
	RMB	US$
Identifiable assets acquired and liabilities assumed
Cash and cash equivalents	3,736	557
Other current assets	21,897	3,263
Property and equipment and other non-current assets	23,486	3,499
Other current liabilities	(19,413)	(2,892)
Acquired intangible assets:
-- Internet Hospital License	3,600	536
-- Customer Relationship	2,600	387
Identifiable assets acquired and liabilities assumed (a)	35,906	5,350
Redeemable noncontrolling interest (b)	30,600	4,559
Consideration (c)	80,500	11,995
Goodwill (c+b-a)	75,194	11,204

Beijing iLife 3 Technology Co., Ltd.
Business Acquisition [Line Items]
Summary of allocation of purchase price to the major classes of assets and liabilities acquired

The table below presented the allocation of purchase price to the major classes of assets and liabilities acquired as of August 25, 2022:

	Amount Allocated
	RMB	US$

Identifiable assets acquired and liabilities assumed
Cash and cash equivalents	6,905	956
Other current assets	106,596	14,752
Property and equipment and other non-current assets	19,569	2,708
Other current liabilities	(138,262)	(19,134)
Acquired intangible assets:
-- Trademark	41,283	5,713
-- Internet Hospital License	3,169	439
-- Customer Relationship	22,684	3,139
Acquired deferred tax liability:	(16,784)	(2,323)
Identifiable assets acquired and liabilities assumed (a)	45,160	6,250
Noncontrolling interests(b)	88,292	12,219
Consideration (c)	141,232	19,546
Goodwill (c+b-a)	184,364	25,515

Sincerity and Compassion Health Management Center
Business Acquisition [Line Items]
Summary of allocation of purchase price to the major classes of assets and liabilities acquired

The table below presented the allocation of purchase price to the major classes of assets and liabilities acquired as of September 1, 2022:

	Amount Allocated
	RMB	US$

Identifiable assets acquired and liabilities assumed
Cash and cash equivalents	73	10
Other current assets	2,707	375
Property and equipment and other non-current assets	34,007	4,706
Other current liabilities	(7,400)	(1,024)
Acquired intangible assets:
-- Trademark	3,490	483
-- Customer Relationship	2,572	356
Acquired deferred tax liability:	(1,515)	(210)
Identifiable assets acquired and liabilities assumed (a)	33,934	4,696
Noncontrolling interests(b)	18,750	2,595
Consideration (c)	48,750	6,747
Goodwill (c+b-a)	33,566	4,645